CONVERTIBLE PREFERRED STOCK - Additional information (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) Vote $ / shares	Dec. 31, 2020 USD ($)
Temporary Equity [Line Items]
Convertible preferred stock dividend rate	8.00%	8.00%
Threshold of aggregate proceeds from the offer and sale of common stock for conversion of temporary equity	$ 80,000	$ 80,000
Dividend declared
Temporary Equity [Line Items]
Dividend payable	$ 0	$ 0
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Number of votes per share | Vote	10
Conversation rate	1
Consideration for conversion of convertible preferred stock	$ 0
Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Number of votes per share | Vote	1
Conversation rate	1
Consideration for conversion of convertible preferred stock	$ 0
Series A-1 and Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Issuance price per share | $ / shares	$ 0.1287